GOODWILL AND INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
GOODWILL AND INTANGIBLE ASSETS
9.	GOODWILL AND INTANGIBLE ASSETS

Goodwill

Goodwill represents the excess of the purchase price over the fair value of identifiable net assets acquired. Due to a decline in the market value of the Company and its significant under-performance relative to historical or projected future operating results noted during the nine months ended September 30, 2019, management conducted an interim goodwill impairment assessment as of September 30, 2019. As a result of such assessment, management concluded on November 4, 2019 that the carrying value of the only reporting unit to which the Company allocated its goodwill, Cemetery Operations, exceeded its fair value, and the Company’s goodwill was fully impaired as of September 30, 2019. The Company recognized a $24.9 million impairment charge included in Loss on goodwill impairment in the accompanying consolidated statement of operations for the year ended December 31, 2019. In 2018, the Company concluded goodwill was not impaired as part of its 2018 annual goodwill impairment testing.

The changes in the carrying amounts of goodwill by reportable segment were as follows (in thousands):

Cemetery Operations
December 31, 2017	$24,862
Activity	—

December 31, 2018	24,862
Impairment of goodwill	(24,862)

December 31, 2019	$—

Intangible Assets

The Company has intangible assets with finite lives recognized in connection with acquisitions and long-term lease, management and operating agreements. The Company amortizes these intangible assets over their estimated useful lives.

The following table reflects the components of intangible assets at December 31, 2019 and 2018 (in thousands):

	December 31, 2019			December 31, 2018
	Gross Carrying Amount	Accumulated Amortization	Net Intangible Assets	Gross Carrying Amount	Accumulated Amortization	Net Intangible Assets
Lease and management agreements	$59,758	$(5,561)	$54,197	$59,758	$(4,565)	$55,193
Underlying contract value	2,593	(681)	1,912	6,239	(1,482)	4,757
Non-compete agreements	406	(341)	65	2,853	(2,603)	250
Other intangible assets	269	(197)	72	1,577	(356)	1,221

Total intangible assets	$63,026	$(6,780)	$56,246	$70,427	$(9,006)	$61,421

As a result of the adoption of ASU 2016-02 on January 1, 2019, the Company recorded a $1.1 million reclassification from Other intangible assets to Other assets for below market lease intangibles. On May 10, 2019, the Company terminated one of its management agreements and therefore reduced the carrying amount of its underlying contract value intangible balance by $2.7 million. Amortization expense for intangible assets was $1.4 million and $1.8 million for the years ended December 31, 2019 and 2018, respectively.

The following is estimated amortization expense related to intangible assets with finite lives for the fiscal years noted below (in thousands):

2020	$1,142
2021	$1,077
2022	$1,074
2023	$1,071
2024	$1,071